TAXATION (Reconciliation of the theoretical income taxes expenses (benefit) to the actual income taxes expenses benefit) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Major components of tax expense (income) [abstract]
Profit (loss) before income taxes expenses	$ 4,977	$ 7,957	$ (2,735)
The Company's statutory tax rate	25.00%	25.00%	25.00%
Theoretical income taxes expenses (benefit) on the above amount at the Company's tax rate	$ 1,244	$ 1,989	$ (684)
Non-deductible expenses	2,090	1,328	1,108
Losses in respect of which no deferred taxes were recorded	1,616	0	488
Carry forward losses utilized in which no deferred taxes were recorded in previous years	0	(1,932)	0
Recognition of deferred taxes during the year, with respect to prior years temporary differences	(2,769)	0	0
Taxable income and other temporary differences accounted for in lower tax rates	(1,688)	(80)	(70)
Current income taxes with respect to previous years	(168)	138	401
Actual income taxes expenses (benefit)	$ 325	$ 1,443	$ 1,243